Plant and Equipment	12 Months Ended
Dec. 31, 2017
Plant and Equipment [Abstract]
Plant and equipment

6. Plant and equipment

	Furniture and equipment	Computer hardware and software	Vehicles	Leasehold Improvements	Production molds deposit	Total

Cost:
At December 31, 2015	$16,438	$-	$-	$-	$-	$16,438
Additions	27,771	18,897	173,213	12,146	-	232,027
At December 31, 2016	44,209	18,897	173,213	12,146	-	248,465
Additions	246,634	54,757	216,837	89,055	914,060	1,521,343
December 31, 2017	290,843	73,654	390,050	101,201	914,060	1,769,808

Amortization:
At December 31, 2015	629	-	-	-	-	629
Charge for the year	6,483	2,514	11,666	1,904	-	22,567
At December 31, 2016	7,112	2,514	11,666	1,904	-	23,196
Charge for the year	181,495	24,633	74,098	72,703	-	352,929
At December 31, 2017	188,607	27,147	85,764	74,607	-	376,125

Net book value:
At December 31, 2016	$37,097	$16,383	$161,547	$10,242	$-	$225,269
At December 31, 2017	$102,237	$46,507	$304,286	$26,594	$914,060	$1,393,683

On September 29, 2017 the Company entered into a manufacturing agreement with Chongqing Zongshen Automobile Co., Ltd. (“Zongshen”). Under the agreement the Company agrees to reimburse Zongshen for the cost of prototype tooling and molds estimated to be CNY ¥9.5 million (CAD $1.8 million), which shall be payable on or before March 18, 2018, and mass production tooling and molds estimated to be CNY ¥29.3 million (CAD $6.0 million), which shall be payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. At December 31, 2017 the Company had paid 50% of prototype tooling and molds.

Under the agreement, the Company agreed that the minimum purchase commitments for units of the Solo vehicle are to be as follows: in calendar 2018, 5,000; in 2019, 20,000; and in 2020, 50,000, and which shall be payable following issue of Company’s purchase orders as follows: 30% after Zongshen schedules production, and 70% after accepted vehicle delivery.

On October 16, 2017 the President and CEO of the Company (as “Pledgor”) entered into a Share Pledge Agreement (“Share Pledge”) to guarantee the payment by the Company for the cost of the prototype tooling and molds estimated to be CNY ¥9.5 million (CAD $1.8 million) to Zongshen through the pledge of 800,000 common shares of the Company. The Company approved its obligations under the Share Pledge and has agreed to reimburse the Pledgor on a one for one basis for any pledged shares realized by Zongshen.